INTERESTS IN JOINT ARRANGEMENTS (Details Textual)	1 Months Ended		12 Months Ended
	May 31, 2016 USD ($)	May 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure Of Interests In Joint Arrangements [Line Items]
Acquisitions through business combinations, intangible assets and goodwill			$ 320,000
Percentage of production acquired under joint operation			100.00%
Unilin arauco pisos laminados ltda [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Proportion of ownership interest in joint venture			50.00%
Eka Chile S.A [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Proportion of ownership interest in joint venture			50.00%
Mdf [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Production capacity	1.4	1.4
Particle boards [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Production capacity	2.1	2.1
Osb [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Production capacity	486,000	486,000
sawn timber [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Production capacity	50,000	50,000
Spain [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Number of plants acquired	2	2
Portugal [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Number of plants acquired	2	2
Germany [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Number of plants acquired	4	4
South Africa [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Number of plants acquired	2	2
Tableros de Fibras S.A [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of voting equity interests acquired	50.00%	50.00%
Consideration paid (received)	$ 153,135	€ 137,500,000
Acquisitions through business combinations, intangible assets and goodwill	$ 36,190